Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt
Schedule outstanding principal balances on each loan facility

	As of
In thousands of U.S. Dollars	June 30, 2023	December 31, 2022
Nordea/SEB Revolving Facility	—	22,500
ABN/CACIB Joint Bank Facility	49,229	104,927
ABN/CACIB Revolving Facility	27,229	—
ABN AMRO Revolving Facility	3,399	3,184
Total debt	79,857	130,611
Deferred finance fees	(930)	(1,815)
Net total debt	78,927	128,796
Current portion of long-term debt	6,713	13,429
Current portion of deferred finance fees	(134)	(502)
Total current portion of long-term debt	6,579	12,927
Non-current portion of long-term debt	72,348	115,869

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
In thousands of U.S. Dollars	June 30, 2023
2023(1)	3,357
2024	6,713
2025	10,112
2026	6,713
2027	52,962
79,857

(1) Six-month period ending December 31, 2023